Other income/(loss) (net) (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Other Income/(Loss) (Net)
34B.	Other income/(loss) (net) consist of the following:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Miscellaneous income	US$	215.5	Rs.	17,710.8	Rs.	17,624.3	Rs.	13,916.1
Incentives		274.4		22,540.3		13,383.0		12,475.7
Gain / (Loss) on change in fair value of commodity derivatives		(172.2)		(14,148.3)		13,705.7		13,820.9
Dividend income from investments measured at FVTOCI		5.6		464.2		342.2		183.7
Profit on sale of investments measured at FVTPL		37.1		3,048.8		2,137.0		1,772.6
Fair value gain/(loss) on investments measured at FVTPL		11.4		932.7		528.6		199.1

Total	US$	371.8	Rs.	30,548.5	Rs.	47,720.8	Rs.	42,368.1